Simplify Treasury Option Income ETF
Schedule of Investments
March 31, 2025 (Unaudited)
1
Principal Value
U.S. Treasury Bills – 123.1%
U.S. Treasury Bill, 4.33%, 4/1/2025 (a) ........................................ $ 83,200,000 $ 83,200,000
U.S. Treasury Bill, 4.29%, 7/8/2025 (a) ........................................ 274,400,000 271,273,898
U.S. Treasury Bill, 4.31%, 7/29/2025 (a) ....................................... 86,000,000 84,808,982
Total U.S. Treasury Bills (Cost $439,285,006) ....................................... 439,282,880
Number of
Contracts Notional Amount
Purchased Options – 0.0%†
Calls – Exchange-Traded – 0.0%†
U.S. Long Bond, April Strike Price $135, Expires 4/25/25 ................ 1,900 256,500,000 29,688
Puts – Exchange-Traded – 0.0%†
U.S. Long Bond, April Strike Price $103, Expires 4/25/25 ................ 5,046 519,738,000 0
U.S. Long Bond, April Strike Price $105, Expires 4/25/25 ................ 1,754 184,170,000 0
0
Total Purchased Options (Cost $150,901) ............................................ 29,688
Total Investments – 123.1%
(Cost $439,435,907) ........................................................... $ 439,312,568
Liabilities in Excess of Other Assets – (23.1)% ........................................ (82,499,723)
Net Assets – 100.0% ............................................................ $ 356,812,845
Number of
Contracts Notional Amount
Written Options – (0.4)%
Puts – Exchange-Traded – (0.4)%
U.S. Long Bond, April Strike Price $112, Expires 4/25/25 ................ (7,375) $ (826,000,000) $ (576,172)
U.S. Long Bond, August Strike Price $128, Expires 8/22/25 .............. (1,800) (230,400,000) (928,125)
(1,504,297)
Total Written Options (Premiums Received $2,875,784) ................................. $ (1,504,297)
† Less than 0.05%
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
Summary of Investment Type††
Investment Categories % of Net Assets
U.S. Treasury Bills ............................................................................. 123.1%
Purchased Options ............................................................................ 0.0%†
Total Investments ............................................................................. 123.1%
Liabilities in Excess of Other Assets ............................................................... (23.1)%
Net Assets .................................................................................. 100.0%

Simplify Treasury Option Income ETF
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)
2
† Less than 0.05%
†† The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Liabilities in Excess of Other Assets.